Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 3,594,275	$ 5,772,839	$ 329,839
Accounts receivable, net			540,000
Prepaid expenses	73,178	757,383	60,475
Assets held for sale, current			6,867,840
Total current assets	3,667,453	6,530,222	7,798,154
Loan receivable	4,218,831	3,600,000
Property and equipment, net	233,641	225,000
Goodwill	1,190,000	1,190,000
Intangible assets, net	4,016,768	4,038,600
Total assets	13,326,693	15,583,822	7,798,154
Current liabilities:
Accounts payable and accrued expenses	1,364,905	1,881,648	2,248,235
Loans payable			412,560
Taxes payable		771	771
Liabilities held for sale, current			1,464,285
Total current liabilities	1,364,905	1,882,419	4,125,851
Notes payable	208,333	177,083	52,083
Deferred tax liability			14,926
Total liabilities	1,573,238	2,059,502	4,192,860
Commitments and contingencies (Note 15)
Preferred stock
Common stock	199,144	196,950	97,006
Additional paid-in capital	42,215,245	41,916,207	19,138,947
Common stock to be issued	80,208		98,535
Accumulated deficit	(30,741,142)	(28,588,837)	(15,729,194)
Total shareholders’ equity	11,753,455	13,524,320	3,605,294
Total liabilities and shareholders’ equity	$ 13,326,693	15,583,822	$ 7,798,154
Previously Reported [Member]
ASSETS
Cash and cash equivalents		5,772,839
Prepaid expenses		757,383
Total current assets		6,530,222
Loan receivable		3,600,000
Property and equipment, net		225,000
Goodwill		1,190,000
Intangible assets, net		4,038,600
Total assets		15,583,822
Current liabilities:
Accounts payable and accrued expenses		1,882,419
Total current liabilities		1,882,419
Notes payable		177,083
Total liabilities		2,059,052
Preferred stock
Common stock		196,950
Additional paid-in capital		41,916,207
Accumulated deficit		(28,588,837)
Total shareholders’ equity		13,524,320
Total liabilities and shareholders’ equity		$ 15,583,822